Fair Value - Schedule of Fair Value Measurements on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	$ 860	$ 1,093
Investment securities available-for-sale	45,148	57,121
Derivative asset, collateral, cash offset	987	2,045
Derivative liability, collateral, cash offset	1,341	422
Non-US debt securities, covered bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,295	3,537
Non-U.S. debt securities, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,331	1,885
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	860	1,093
Investment securities available-for-sale	45,148	57,121
Derivative asset, Impact of Netting		(7,593)
Derivative assets	5,189	4,013
Other	395
Other assets - impact of netting	0
Total, derivative asset	51,592	62,227
Derivative liability, Impact of Netting	(11,564)	(5,970)
Derivative liabilities	5,243	5,882
Total liabilities carried at fair value	5,243	5,921
Recurring | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, Impact of Netting	(11,210)	(7,593)
Derivative assets	5,176	4,004
Derivative liability, Impact of Netting	(11,564)	(5,970)
Derivative liabilities	4,958	5,498
Recurring | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, Impact of Netting	0	0
Derivative assets	13	8
Derivative liability, Impact of Netting	0	0
Derivative liabilities	71	100
Recurring | Other derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset, Impact of Netting		0
Derivative assets		1
Derivative liability, Impact of Netting	0	0
Derivative liabilities	214	284
Recurring | U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	34	39
Recurring | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	325	482
Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	501	572
Investment securities available-for-sale	1,658	2,560
Recurring | US Treasury and federal agencies, direct obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,039	223
Recurring | US Treasury and federal agencies, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	15,968	10,872
Recurring | Total U.S. Treasury and federal agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	17,007	11,095
Recurring | Asset-backed securities, student loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	541	3,358
Recurring | Asset-backed securities, credit cards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	583	1,542
Recurring | Asset-backed securities, collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	593	1,447
Recurring | Total asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,717	6,347
Recurring | Non-U.S. debt securities, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,682	6,695
Recurring | Non-U.S. debt securities, asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,574	2,947
Recurring | Non-U.S. debt securities, government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	12,793	10,721
Recurring | Non-U.S. debt securities, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	6,602	6,108
Recurring | Total non-U.S. debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	22,651	26,471
Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,918	9,151
Recurring | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	197	1,054
Recurring | U.S. equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		46
Recurring | U.S. money-market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		397
Quoted Market Prices in Active Markets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets		472
Investment securities available-for-sale		11
Derivative asset		9
Total, derivative asset		492
Derivative liability		1
Total liabilities carried at fair value	0	40
Quoted Market Prices in Active Markets (Level 1) | Recurring | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	13	8
Derivative liability	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Other derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		1
Derivative liability	0	1
Quoted Market Prices in Active Markets (Level 1) | Recurring | U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	34	39
Quoted Market Prices in Active Markets (Level 1) | Recurring | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	146	389
Quoted Market Prices in Active Markets (Level 1) | Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	0	44
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | US Treasury and federal agencies, direct obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,039	11
Quoted Market Prices in Active Markets (Level 1) | Recurring | US Treasury and federal agencies, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Total U.S. Treasury and federal agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		11
Quoted Market Prices in Active Markets (Level 1) | Recurring | Asset-backed securities, student loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Asset-backed securities, credit cards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Asset-backed securities, collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Total asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Non-U.S. debt securities, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Non-U.S. debt securities, asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Non-U.S. debt securities, government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Non-U.S. debt securities, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Total non-U.S. debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Quoted Market Prices in Active Markets (Level 1) | Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Quoted Market Prices in Active Markets (Level 1) | Recurring | U.S. equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Quoted Market Prices in Active Markets (Level 1) | Recurring | U.S. money-market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets		621
Investment securities available-for-sale		54,984
Derivative asset		11,596
Total, derivative asset		67,201
Derivative liability		11,850
Total liabilities carried at fair value	16,803	11,850
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	16,382	11,596
Derivative liability	16,518	11,467
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Derivative liability	71	100
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Other derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		0
Derivative liability	214	283
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	0	0
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	179	93
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	501	528
Investment securities available-for-sale	1,658	2,560
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | US Treasury and federal agencies, direct obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	212
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | US Treasury and federal agencies, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	15,968	10,872
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Total U.S. Treasury and federal agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		11,084
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Asset-backed securities, student loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	541	3,358
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Asset-backed securities, credit cards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	583	1,542
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Asset-backed securities, collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	89
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Total asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		4,989
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Non-U.S. debt securities, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,682	6,576
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Non-U.S. debt securities, asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	943	2,545
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Non-U.S. debt securities, government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	12,793	10,721
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Non-U.S. debt securities, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	6,544	5,904
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Total non-U.S. debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		25,746
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	1,918	9,108
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	195	1,054
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | U.S. equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		46
Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring | U.S. money-market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		397
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets		0
Investment securities available-for-sale		2,126
Derivative asset		1
Other	0
Total, derivative asset		2,127
Derivative liability		1
Total liabilities carried at fair value	4	1
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	4	1
Derivative liability	4	1
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Derivative liability	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Other derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset		0
Derivative liability	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Non-U.S. government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account assets	0	0
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | US Treasury and federal agencies, direct obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | US Treasury and federal agencies, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Total U.S. Treasury and federal agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Asset-backed securities, student loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Asset-backed securities, credit cards
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Asset-backed securities, collateralized loan obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	593	1,358
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Total asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		1,358
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Non-U.S. debt securities, mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	119
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Non-U.S. debt securities, asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	631	402
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Non-U.S. debt securities, government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Non-U.S. debt securities, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	58	204
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Total non-U.S. debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		725
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	0	43
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | Collateralized mortgage obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale	$ 2	0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | U.S. equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring | U.S. money-market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale		0
U.S. government securities | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account liabilities		39
U.S. government securities | Quoted Market Prices in Active Markets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account liabilities		39
U.S. government securities | Pricing Methods with Significant Observable Market Inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account liabilities		0
U.S. government securities | Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account liabilities		0
Other | Pricing Methods with Significant Unobservable Market Inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account liabilities, impact of netting		$ 0